UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           8/4/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              33
                                                  -----------------------

Form 13F Information Table Value Total:            112132  (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Avis Budget Group Inc          COM              053774105      256         15000 SH       Sole                 15000.00
Berkshire Hathaway Inc DEL Cl  CLA              084670108      581             5 SH       Sole                     5.00
Black Hills Corp Com           COM              092113109      217          7200 SH       Sole                  7200.00
Brown Forman Corp Cl B         CLB              115637209      388          5201 SH       Sole                  5201.00
Brown-Forman Corp Cl A         CLA              115637100    15328        212885 SH       Sole                212885.00
Capitalsource Inc Com          COM              14055x102      155         24000 SH       Sole                 24000.00
Chevron Texaco Corp Com        COM              166764100      152          1476 SH       Sole                  1476.00
Easylink Services Intl Corp Cl CLA              277858106      175         30000 SH       Sole                 30000.00
Express Scripts Inc Com        COM              302182100      446          8266 SH       Sole                  8266.00
Exxon Mobil Corp               COM              30231g102      294          3615 SH       Sole                  3615.00
General Electric Co            COM              369604103      259         13736 SH       Sole                 13736.00
Global X Lithium ETF           GLBXLITHIUM    	37950e762     4559        231200 SH       Sole                231200.00
Goldman Sachs Group Inc        COM              38141G104    19964        150000 SH       Sole                150000.00
Hertz Global Holdings Inc      COM              42805t105      159         10000 SH       Sole                 10000.00
Home Depot Inc                 COM              437076102      234          6468 SH       Sole                  6468.00
Insite Vision Inc Com          COM              457660108       18         26800 SH       Sole                 26800.00
Intl Business Machines Corp    COM              459200101      263          1531 SH       Sole                  1531.00
Johnson & Johnson              COM              478160104      417          6276 SH       Sole                  6276.00
Ladenburg Thalman Fin Svcs I C COM              50575q102       69         50000 SH       Sole                 50000.00
Lowes Companies Inc            COM              548661107      628         26950 SH       Sole                 26950.00
Pepsico Inc                    COM              713448108      727         10328 SH       Sole                 10328.00
Procter & Gamble Co            COM              742718109      415          6526 SH       Sole                  6526.00
SPDR Gold Trust                GOLDSHS         	78463v107      255          1747 SH       Sole                  1747.00
Spdr Index Shs Fds Euro Stoxx  EUROSTOXX50      78463x202      913         22500 SH       Sole                 22500.00
Spdr Tr Unit Ser 1             TRUNIT           78462F103    56999        431911 SH       Sole                431911.11
Texas Instruments Inc          COM              882508104      553         16850 SH       Sole                 16850.00
Unisys Corp Com                COMNEW           909214306      499         19422 SH       Sole                 19422.00
United Technologies Corp Com   COM              913017109      539          6088 SH       Sole                  6088.00
Vanguard Index Fds Stk Mrk Etf STKMRKETF        922908769      211          3080 SH       Sole                  3080.00
Wells Fargo & Co New           COM              949746101      245          8736 SH       Sole                  8736.00
Wisdomtree Trust Dryfs Curr Et DRYFSCURRETF     97717w133     5007        215000 SH       Sole                215000.00
iShares Inc MSCI Brazil        MSCIBRAZIL       464286400      234          3190 SH       Sole                  3190.00
iShares Tr MSCI Emerg Mkt      MSCIEMERGMKT     464287234      973         20441 SH       Sole                 20441.00